Expense Example - A C I Shares - JPMorgan Equity Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	569	705	854	1,285	215	359	622	1,243	20	104	195	463